INSURANCE AND REINSURANCE RESULT, Reinsurance Result (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reinsurance result [Abstract]
Reinsurance result	S/ (494,597)	S/ (391,321)	S/ (460,899)
Reinsurance Contracts [Member]
Reinsurance result [Abstract]
Income from reinsurance recoveries	179,617	448,491	317,110
Premiums allocated to the current period	(674,214)	(839,812)	(778,009)
Expenses for assigning the premiums paid to the reinsurer	(674,214)	(839,812)	(778,009)
Reinsurance result	S/ (494,597)	S/ (391,321)	S/ (460,899)